Acquisition (Tables)	12 Months Ended
Mar. 31, 2011
Acquisition
Fair Value of Consideration Paid

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Assets Acquired and Liabilities Assumed Reflected in the Consolidated Balance Sheet

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140

Consolidated Pro forma Results of Operations

	Unaudited
	Yen (millions)
	2010	2009
Net sales	8,617,400	9,537,809
Net income (loss) attributable to Panasonic Corporation	(133,012)	(436,093)

	Unaudited
	Yen
	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(64.24)	(209.73)
Diluted	—	(209.73)